Financial Instruments and Risk Management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risk Management
Cash and cash equivalents	$ 5,834	$ 9,559	$ 7,433	$ 468
Equity	$ 7,038	$ 9,362	$ (931)	$ 2,550